Note 9. Income Tax Matters: Schedule of Components of Income Tax Expense (Benefit) (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)
	2015	2014
Provision at statutory rate	(773,200)	(598,500)
(Decrease) increase in income taxes resulting from:
Change in valuation allowance	723,100	587,500
Penalties	49,400	8,100
Other	700	2,900
	$0	$0